Business Combinations - Summary components of identifiable intangible assets (Detail) - USD ($) $ in Thousands		3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Sep. 07, 2018	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2018	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019
Acquired Indefinite-lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 129,772	$ 9,800	$ 7,600	$ 7,000	$ 8,900	$ 33,400	$ 26,300
Data rights
Acquired Indefinite-lived Intangible Assets [Line Items]
Intangible assets, Useful Lives	10 years
Amortization of Intangible Assets	$ 67,959
Technology
Acquired Indefinite-lived Intangible Assets [Line Items]
Intangible assets, Useful Lives	3 years
Amortization of Intangible Assets	$ 38,958
Marketing products
Acquired Indefinite-lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 22,855
Marketing products | Maximum [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Intangible assets, Useful Lives	15 years
Marketing products | Minimum [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Intangible assets, Useful Lives	3 years